Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Statements [Line Items]
Summary of Options Granted Under The Plan
Set out below are summaries of options granted under the plans:

	Number of options (thousands)	Weighted average exercise price	Remaining contractual terms in years	Weighted average grant date fair value
At December 31, 2020	9,678	2.90	5.65	0.68

Granted	1,799	10.66	—	5.10
Forfeit	(156)	8.76	—	4.44
Exercised	(2,512)	1.44	—	0.44

At December 31, 2021	8,809	4.78	5.37	1.58

Granted	3,910	4.39	—	1.98
Forfeit	(2,508)	7.22	—	3.19
Exercised	(497)	1.14	—	0.46

At December 31, 2022	9,714	4.18	4.37	1.41

Granted	1,653	4.87	—	2.42
Forfeit	(513)	6.44	—	3.72
Exercised (i)	(958)	1.02	—	0.52

At December 31, 2023	9,896	4.17	3.86	1.44

Stock options exercisable as of December 31, 2023	4,783	4.41	3.49	1.18

(i)	The number of stock options withheld for tax purposes was 38 thousand shares (79 thousand shares in 2022).

Summary of Restricted Stock Units Granted Under The Plan
The following table summarizes the RSU granted under the plan:

	Number of RSUs (thousands)	Weighted average grant date fair value
At December 31, 2020	2,583	1.37

Granted	1,619	13.88
Forfeit	(576)	3.34
Settled	(625)	1.57

At December 31, 2021	3,001	7.70

Granted	2,354	5.94
Forfeit	(940)	7.91
Settled	(906)	5.86

At December 31, 2022	3,509	6.94

Granted	2,588	4.90
Forfeit	(284)	6.61
Settled (i)	(2,094)	5.57

At December 31, 2023	3,720	6.32

(i)	The number of RSUs withheld for tax purposes was 603.2 thousand shares (234.1 thousand shares in 2022).

Summary of Classification of Stock-based Compensation in Consolidated Statements
The following table illustrates the classification of share-based compensation in the consolidated statements of profit and loss which includes both share-based compensation of VTEX and Loja Integrada, which includes social charges and taxes:

	December 31, 2023	December 31, 2022	December 31, 2021
Subscription cost	(205)	(502)	(696)
Services cost	(464)	(156)	(376)
General and administrative	(7,254)	(4,366)	(7,087)
Sales and marketing	(4,382)	(2,885)	(5,530)
Research and development	(7,380)	(4,844)	(5,896)
Total	(19,685)	(12,753)	(19,585)

Loja Integrada Share Based Compensation Plan [Member]
Statements [Line Items]
Summary of Options Granted Under The Plan
Set out below are summaries of options granted under the plan:

	Number of options (thousands)	Weighted average exercise price	Remaining contractual terms in years	Weighted average grant date fair value
At December 31, 2020	—	—	—	—

Granted	23.57	12.37	—	5.47
Forfeit	—	—	—	—
Exercised	—	—	—	—

At December 31, 2021	23.57	12.37	6.35	5.47

Granted	—	—	—	—
Forfeit	(15.15)	12.78	—	5.82
Exercised	—	—	—	—

At December 31, 2022	8.42	13.48	5.35	5.66

Granted	—	—	—	—
Forfeit	—	—	—	—
Exercised	—	—	—	—

At December 31, 2023	8.42	14.81	4.35	6.17

Stock options exercisable as of December 31, 2023	8.42	14.81	4.35	6.17

Summary of Restricted Stock Units Granted Under The Plan
The following table summarizes the RSU granted under the plan:

	Number of RSUs (thousands)	Weighted average grant date fair value
At December 31, 2021	—	—

Granted	94.90	11.22
Settled	(11.87)	11.22

At December 31, 2021	83.03	11.22

Granted	327.27	6.54
Forfeit	(76.24)	10.70
Settled	(48.78)	9.69

At December 31, 2022	285.28	6.42

Granted	115.00	5.10
Forfeit	(82.25)	5.50
Settled (i)	(77.15)	7.17

At December 31, 2023	240.89	6.49

(i)	The number of RSUs withheld for tax purposes was 3.7 thousand shares.